SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 5,999,427	$ 7,958,434	$ 5,955,047
Share Options
SHARE-BASED COMPENSATION
Total share-based compensation expense	2,163,693	2,167,209	1,882,511
Additional disclosures
Unrecognized compensation cost	2,825,282
Weighted-average period for recognition	1 year 5 months 8 days
Share Options
Term of award	5 years
Vesting of awards per year (percent) on the anniversary of the grant date	33.33%
Number of Options
Options outstanding at the beginning of the period (in shares)	57,839,459
Granted (in shares)	51,785,550	26,428,314	21,630,267
Forfeited (in shares)	(10,463,828)
Options outstanding at the end of the period (in shares)	99,161,181	57,839,459
Options vested or expected to vest at the end of the period (in shares)	78,856,463
Options exercisable at the end of the period (in shares)	28,995,206
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.44
Granted (in dollars per share)	$ 0.08
Forfeited (in dollars per share)	$ 0.45
Options outstanding at the end of the period (in dollars per share)	$ 0.25	$ 0.44
Options vested or expected to vest at the end of the period (in dollars per share)	$ 0.28
Options exercisable at the end of the period (in dollars per share)	$ 0.38
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period	3 years 8 months 12 days
Options vested or expected to vest at the end of the period	3 years 5 months 8 days
Options exercisable at the end of the period	1 year 11 months 16 days
Aggregate Intrinsic Value
Options outstanding at the end of the period	414,284
Options vested or expected to vest at the end of the period	270,832
Total intrinsic value of options exercised		263,779	1,020,370
Weighted average assumptions used to calculate weighted-average grant date fair value of options granted
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.02	$ 0.25	$ 0.17
Risk free rate of return (as a percent)	0.32%	0.96%	1.26%
Expected term	3 years 6 months	3 years 6 months	3 years 6 months
Volatility ratio (as a percent)	74.78%	74.04%	81.80%
Restricted Shares
SHARE-BASED COMPENSATION
Total share-based compensation expense	3,835,734	5,791,225	4,072,536
Number of shares
Non-vested at the beginning of the period (in shares)	47,183,592
Granted (in shares)	15,317,200
Vested (in shares)	(11,035,457)
Forfeited (in shares)	(11,000,408)
Nonvested at end of the period (in shares)	40,464,927	47,183,592
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 0.42
Granted (in dollars per share)	$ 0.07
Vested (in dollars per share)	$ 0.40
Forfeited (in dollars per share)	$ 0.44
Nonvested at end of the period (in dollars per share)	$ 0.29	$ 0.42
Additional disclosures
Unrecognized compensation cost	9,295,016
Weighted-average period for recognition	3 years 4 days
Total fair value of shares vested	$ 1,449,353	$ 7,551,432	$ 13,032,862